Furniture, equipment and leasehold improvements	12 Months Ended
Sep. 30, 2011
Furniture, equipment and leasehold improvements [Abstract]
Furniture, equipment and leasehold improvements

7. Furniture, equipment and leasehold improvements:

Furniture, equipment and leasehold improvements consist of the following:

	September 30,
	2011	2010
Furniture	$239,649	$220,319
Office and laboratory equipment	2,151,778	1,736,411
Leasehold improvements	665,236	113,102

	3,056,663	2,069,832
Less: accumulated depreciation and amortization	(2,228,299)	(1,927,556)

Total before discontinued operations	$828,364	$142,276

Total included in discontinued operations	32,126	—

Total after discontinued operations	$796,238	$142,276